UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Discovery Growth Fund

Portfolio of Investments

April 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Producer Durables - 23.1%
Aerospace - 1.4%
TransDigm Group, Inc.	111,950	$16,434,260

Back Office Support, HR & Consulting - 5.1%
Advisory Board Co. (The) (a)	268,547	13,199,085
CoStar Group, Inc. (a)	170,210	18,452,466
MAXIMUS, Inc.	155,930	12,426,062
Robert Half International, Inc.	469,770	15,417,851

		59,495,464

Commercial Services: Rental & Leasing - 1.8%
United Rentals, Inc. (a)	389,260	20,478,968

Diversified Manufacturing Operations - 1.3%
Carlisle Cos., Inc.	236,572	15,346,426

Machinery: Industrial - 5.1%
Actuant Corp.-Class A	400,010	12,520,313
Chart Industries, Inc. (a)	188,846	16,016,029
Joy Global, Inc.	263,170	14,874,369
Middleby Corp. (a)	101,600	15,197,328

		58,608,039

Machinery: Tools - 1.5%
Lincoln Electric Holdings, Inc.	338,710	17,870,340

Railroads - 1.7%
Genesee & Wyoming, Inc.-Class A (a)	232,275	19,789,830

Scientific Instruments: Control & Filter - 1.2%
IDEX Corp.	257,180	13,381,075

Scientific Instruments: Electrical - 1.3%
AMETEK, Inc.	362,584	14,760,795

Shipping - 1.7%
Kirby Corp. (a)	261,742	19,601,858

Transportation Miscellaneous - 1.0%
Expeditors International of Washington, Inc.	325,160	11,682,999

		267,450,054

Consumer Discretionary - 21.7%
Advertising Agencies - 1.1%
National CineMedia, Inc.	771,890	12,535,494

Auto Parts - 1.8%
LKQ Corp. (a)	848,461	20,430,941

Education Services - 1.3%
K12, Inc. (a)(b)	590,654	15,043,957

Hotel/Motel - 0.8%
Orient-Express Hotels Ltd.-Class A (a)	905,087	9,141,379

Leisure Time - 2.2%
HomeAway, Inc. (a)	315,807	9,647,904

Company	Shares	U.S. $ Value
Norwegian Cruise Line Holdings Ltd. (a)	518,945	16,092,484

		25,740,388

Radio & TV Broadcasters - 0.7%
Pandora Media, Inc. (a)(b)	623,160	8,680,619

Restaurants - 1.7%
Panera Bread Co.-Class A (a)	110,490	19,582,143

Specialty Retail - 10.7%
Cabela’s, Inc. (a)	88,240	5,665,008
CarMax, Inc. (a)	381,471	17,562,925
Dick’s Sporting Goods, Inc.	300,740	14,465,594
Five Below, Inc. (a)(b)	268,697	9,670,405
Francesca’s Holdings Corp. (a)	614,161	17,540,438
Lumber Liquidators Holdings, Inc. (a)(b)	247,460	20,281,822
NetFlix, Inc. (a)	49,160	10,622,001
Shutterfly, Inc. (a)	251,533	11,200,764
Tractor Supply Co.	160,760	17,228,649

		124,237,606

Textiles, Apparel & Shoes - 1.4%
PVH Corp.	60,914	7,030,084
Under Armour, Inc. (a)	168,060	9,592,865

		16,622,949

		252,015,476

Technology - 15.5%
Communications Technology - 3.6%
Aruba Networks, Inc. (a)	682,000	15,338,180
Ciena Corp. (a)	748,550	11,198,308
JDS Uniphase Corp. (a)	1,086,340	14,665,590

		41,202,078

Computer Services, Software & Systems - 7.2%
ANSYS, Inc. (a)	170,780	13,809,271
Aspen Technology, Inc. (a)	403,981	12,313,341
Cadence Design Systems, Inc. (a)	1,406,918	19,415,468
Fortinet, Inc. (a)	437,129	7,850,837
Palo Alto Networks, Inc. (a)(b)	125,750	6,803,075
ServiceNow, Inc. (a)(b)	436,191	17,866,383
SolarWinds, Inc. (a)	102,587	5,216,549

		83,274,924

Production Technology Equipment - 1.8%
Teradyne, Inc. (a)	641,800	10,551,192
Veeco Instruments, Inc. (a)(b)	279,365	10,635,426

		21,186,618

Semiconductors & Component - 2.9%
Cavium, Inc. (a)	378,020	11,888,729

Company	Shares	U.S. $ Value
Cree, Inc. (a)	153,137	8,662,960
Fairchild Semiconductor International, Inc. (a)	1,022,043	13,184,355

		33,736,044

		179,399,664

Health Care - 14.8%
Biotechnology - 3.0%
Ariad Pharmaceuticals, Inc. (a)	302,423	5,404,299
Cubist Pharmaceuticals, Inc. (a)	189,571	8,705,101
Onyx Pharmaceuticals, Inc. (a)	215,340	20,414,232

		34,523,632

Health Care Management Services - 1.8%
ICON PLC (a)	414,464	13,312,584
WellCare Health Plans, Inc. (a)	134,359	7,834,473

		21,147,057

Health Care Services - 4.2%
Acadia Healthcare Co., Inc. (a)	526,671	16,616,470
Catamaran Corp. (a)	333,832	19,272,121
Mednax, Inc. (a)	146,723	13,018,732

		48,907,323

Medical & Dental Instruments & Supplies - 1.3%
Align Technology, Inc. (a)	83,230	2,756,578
HeartWare International, Inc. (a)	129,901	12,626,377

		15,382,955

Medical Equipment - 1.4%
Sirona Dental Systems, Inc. (a)	215,145	15,821,763

Pharmaceuticals - 3.1%
Akorn, Inc. (a)	757,098	11,394,325
BioMarin Pharmaceutical, Inc. (a)	200,490	13,152,144
Jazz Pharmaceuticals PLC (a)	192,160	11,212,536

		35,759,005

		171,541,735

Financial Services - 9.1%
Asset Management & Custodian - 1.6%
Affiliated Managers Group, Inc. (a)	117,950	18,362,456

Banks: Diversified - 4.2%
First Republic Bank/CA	279,470	10,614,271
Iberiabank Corp.	257,659	11,754,403
Signature Bank/New York NY (a)	187,210	13,406,108
SVB Financial Group (a)	190,290	13,531,522

		49,306,304

Diversified Financial Services - 2.3%
Lazard Ltd.-Class A	447,560	15,172,284

Company	Shares	U.S. $ Value
Stifel Financial Corp. (a)	349,304	11,254,575

		26,426,859

Real Estate - 1.0%
Realogy Holdings Corp. (a)	247,065	11,859,120

		105,954,739

Energy - 6.1%
Oil Well Equipment & Services - 3.4%
FMC Technologies, Inc. (a)	191,920	10,421,256
Oceaneering International, Inc.	234,610	16,462,583
Oil States International, Inc. (a)	146,919	13,128,682

		40,012,521

Oil: Crude Producers - 2.7%
Cabot Oil & Gas Corp.	148,750	10,122,438
Concho Resources, Inc. (a)	120,401	10,370,138
SM Energy Co.	171,033	10,433,013

		30,925,589

		70,938,110

Materials & Processing - 4.6%
Chemicals: Diversified - 1.4%
PolyOne Corp.	685,570	15,445,892

Diversified Materials & Processing - 1.6%
Hexcel Corp. (a)	615,349	18,768,145

Metal Fabricating - 1.6%
Valmont Industries, Inc.	127,165	18,531,755

		52,745,792

Consumer Staples - 1.7%
Beverage: Soft Drinks - 1.7%
Green Mountain Coffee Roasters, Inc. (a)(b)	333,350	19,134,290

Total Common Stocks (cost $905,223,185)		1,119,179,860

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $37,663,223)	37,663,223	37,663,223

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $942,886,408)		1,156,843,083

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.4%
Investment Companies - 7.4%
AllianceBernstein Exchange Reserves-Class I, 0.09% (c) (cost $85,193,952)	85,193,952	85,193,952

Total Investments - 107.2% (cost $1,028,080,360) (d)		1,242,037,035
Other assets less liabilities - (7.2%)		(83,084,613)

Net Assets - 100.0%		$1,158,952,422

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $225,062,913 and gross unrealized depreciation of investments was $(11,106,238), resulting in net unrealized appreciation of $213,956,675.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Discovery Growth Fund

April 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,119,179,860		$	– 0	–	$	– 0	–	$1,119,179,860
Short-Term Investments	37,663,223			– 0	–		– 0	–	37,663,223
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	85,193,952			– 0	–		– 0	–	85,193,952

Total Investments in Securities	1,242,037,035			– 0	–		– 0	–	1,242,037,035
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,242,037,035		$	– 0	–	$	– 0	–	$1,242,037,035

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2013